Financial Assets and Liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Presentation of leases for lessee [abstract]
Schedule of Financial Assets and Financial Liabilities

The financial assets and liabilities comprise the following:

(EUR’000)	September 30, 2025	December 31, 2024
Financial assets by category
Trade receivables	134,734	166,280
Other receivables (excluding indirect tax receivables)	6,973	3,964
Cash and cash equivalents	539,092	559,543
Financial assets measured at amortized cost	680,799	729,787
Total financial assets	680,799	729,787
Classified in the statement of financial position
Non-current assets	3,160	2,317
Current assets	677,639	727,470
Total financial assets	680,799	729,787

Financial liabilities by category
Borrowings
Convertible senior notes	426,241	458,207
Royalty funding liabilities	287,760	305,379
Lease liabilities	99,649	93,030
Trade payables and accrued expenses	78,601	96,394
Other liabilities (excluding indirect tax, and employee related payables)	1,048	311
Financial liabilities measured at amortized cost	893,299	953,321
Derivative liabilities	233,761	150,670
Financial liabilities measured at fair value through profit or loss	233,761	150,670
Total financial liabilities	1,127,060	1,103,991
Classified in the statement of financial position
Non-current liabilities	331,369	365,080
Current liabilities	795,691	738,911
Total financial liabilities	1,127,060	1,103,991

Summary of Fair Value Hierarchy

	September 30, 2025		December 31, 2024
(EUR’000)	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
Convertible senior notes	426,241	415,635	458,207	438,288	3
Royalty funding liabilities	287,760	295,045	305,379	305,673	3
Financial liabilities measured at amortized cost	714,001	710,680	763,586	743,961
Derivative liabilities	233,761	233,761	150,670	150,670	3
Financial liabilities measured at fair value through profit or loss	233,761	233,761	150,670	150,670

Movements in Level 3 Fair Value Measurements

The following table specifies movements in level 3 fair value measurements:

(EUR’000)	2025	2024
Derivative liabilities
January 1	150,670	143,296
Remeasurement recognized in finance (income) or expense	83,091	25,050
September 30	233,761	168,346

Summary of Maturity Analysis For Financial Liabilities

The following table summarizes maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated interim statements of financial position.

(EUR’000)	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
Financial liabilities
September 30, 2025
Borrowings (excluding lease liabilities)	54,946	880,082	—	935,028	714,001
Lease liabilities	15,828	62,323	38,508	116,659	99,649
Trade payables, accrued expenses and other liabilities	79,649	—	—	79,649	79,649
Total financial liabilities	150,423	942,405	38,508	1,131,336	893,299